Trade and Other Receivables - Trade and Other Receivables (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Trade and Other Receivables
Trade receivables, net - current		€ 5,809	€ 5,823
Other receivables - current		90	101
Total trade and other receivables - current	$ 7,092	5,899	5,924
Trade receivables, net - non-current		1	2
Other receivables - non-current		116	124
Total trade and other receivables - non-current	$ 141	118	126
Trade receivables, net		5,810	5,825
Other receivables		207	225
Total		€ 6,017	€ 6,050